Schedule H, Line 4(j), Schedule of Reportable Transactions	12 Months Ended
Dec. 31, 2025
EBP 015
EBP, Schedule of Reportable Transaction [Line Items]
Schedule H, Line 4(j), Schedule of Reportable Transactions
L3Harris Retirement Savings Plan
E.I.N. 34-0276860
Plan Number 015
Schedule H, Line 4(j)
Schedule of Reportable Transactions for the Year Ended
December 31, 2025

(a) Identity of Party Involved	(b) Description of Assets	(c) Purchase Price (in thousands)	(d) Selling Price (in thousands)	(g) Cost of Asset (in Thousands)	(h) Current Value of Asset on Transaction Date (in thousands)	(i) Net Gain or (Loss) (in thousands)
Northern Trust	MFB NT Collective S&P 500 Index - Lending Purchases	$509,469	$—	$509,469	$509,469	$—
Northern Trust	MFB NT Collective S&P 500 Index - Lending Sales	—	680,417	514,005	680,417	166,412
Northern Trust	NT Collective Govt Short Term Invt FD Purchases	852,221	—	852,221	852,221	—
Northern Trust	NT Collective Govt Short Term Invt FD Sales	—	841,157	841,157	841,157	—
Note: Columns (e) and (f) are not applicable